Segment information (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Income Data by Operating Segment
Consolidated statements of income data by operating segment - year ended December 31, 2022:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,543.9	447.6	1,244.4	1,266.8	37.7	4,540.4	—	4,540.4
Cost of sales and services	(1,382.3)	(350.8)	(953.2)	(912.3)	(29.6)	(3,628.2)	—	(3,628.2)
Gross profit	161.6	96.8	291.2	354.5	8.1	912.2	—	912.2
Operating income (expense)	(145.5)	(86.8)	(141.5)	(193.2)	(386.1)	(953.1)	(69.6)	(1,022.7)
Operating profit before financial income (expense)	16.1	10.0	149.7	161.3	(378.0)	(40.9)	(69.6)	(110.5)
Financial income (expense), net							(123.5)	(123.5)
Foreign exchange loss, net							28.2	28.2
Loss before taxes on income								(205.8)
Income tax expense							2.3	2.3

Loss for the period								(203.5)

Consolidated statements of income data by operating segment – year ended December 31, 2021:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total

Revenue	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2	—	4,197.2
Cost of sales and services	(1,263.9)	(488.4)	(923.4)	(827.6)	(34.3)	(3,537.6)	—	(3,537.6)
Gross profit	52.5	106.0	206.7	304.6	(10.2)	659.6	—	659.6
Operating income (expense)	(57.1)	(89.0)	(76.9)	(143.2)	(23.1)	(389.3)	(69.0)	(458.3)
Operating profit before financial income (expense)	(4.6)	17.0	129.8	161.4	(33.3)	270.3	(69.0)	201.3
Financial income (expense), net							(199.4)	(199.4)
Foreign exchange gain (loss), net							25.5	25.5
Loss before taxes on income								27.4
Income tax benefit (expense)							(70.9)	(70.9)

Loss for the period								(43.5)

Consolidated statements of income data by operating segment – year ended December 31, 2020:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1	—	3,771.1
Cost of sales and services	(1,086.8)	(549.1)	(886.1)	(751.4)	(20.1)	(3,293.5)	—	(3,293.5)
Gross profit	27.6	104.8	185.4	168.6	(8.8)	477.6	—	477.6
Operating income (expense)	(300.8)	(72.2)	(95.5)	(240.7)	(22.6)	(731.8)	(69.2)	(801.0)
Operating profit before financial income (expense)	(273.2)	32.6	89.9	(72.1)	(31.4)	(254.2)	(69.2)	(323.4)
Financial income (expense), net							(232.7)	(232.7)
Foreign exchange gain (loss), net							(79.1)	(79.1)
Profit before taxes on income								(635.2)
Income tax expense							(93.1)	(93.1)

Loss for the period								(728.3)

Summary of Revenue by Geographic Area
Revenue by geographic area - year ended December 31, 2022:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,234.7	2.9	914.1	706.0	—	2,857.7
Europe	234.9	194.1	212.6	242.8	—	884.4
Asia Pacific	—	3.6	—	97.3	—	100.9
Latin America, except Brazil	—	1.4	20.0	31.6	—	53.0
Brazil	2.4	245.1	87.8	132.2	37.7	505.2
Others	71.9	0.5	9.9	56.9	—	139.2

Total	1,543.9	447.6	1,244.4	1,266.8	37.7	4,540.4

Revenue by geographic area – year ended December 31, 2021:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	687.6	58.1	807.2	614.0	1.3	2,168.2
Europe	494.5	158.7	229.1	234.4	—	1,116.7
Asia Pacific	3.3	80.8	27.6	97.9	—	209.6
Latin America, except Brazil	—	3.0	4.1	30.7	—	37.8
Brazil	1.8	285.8	62.1	106.1	22.8	478.6
Others	129.2	8.0	—	49.1	—	186.3

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

Revenue by geographic area – year ended December 31, 2020:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	858.4	108.8	1,054.4	509.7	1.2	2,532.5
Europe	215.4	108.4	17.1	203.1	—	544.0
Asia Pacific	4.8	81.6	—	75.2	—	161.6
Latin America, except Brazil	0.4	49.2	—	26.4	—	76.0
Brazil	3.0	297.6	—	72.3	10.1	383.0
Others	32.4	8.3	—	33.3	—	74.0

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

Summary of Assets by Operating Segment
Assets by operating segment - year ended December 31, 2022:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	542.8	194.3	396.5	510.3	5.3	1,649.2	—	1,649.2
Intangible assets	1,193.3	80.3	881.3	9.0	33.4	2,197.3	49.2	2,246.5

Total	1,736.1	274.6	1,277.8	519.3	38.7	3,846.5	49.2	3,895.7

Assets
by operating segment - year ended December 31, 2021:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	498.2	253.8	344.9	589.7	1.0	1,687.6	—	1,687.6
Intangible assets	1,154.1	11.8	788.0	—	182.7	2,136.6	76.8	2,213.4

Total	1,652.3	265.6	1,132.9	589.7	183.7	3,824.2	76.8	3,901.0

Summary of Assets by Geographical Area
Assets by geographic area - year ended December 31, 2022:

	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	351.1	263.0	69.0	966.1	1,649.2
Intangible assets	107.8	45.3	—	2,093.4	2,246.5

Total	458.9	308.3	69.0	3,059.5	3,895.7

Assets by geographic area - year ended December 31, 2021:

	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	337.7	305.9	44.4	999.6	1,687.6
Intangible assets	96.6	43.2	—	2,073.6	2,213.4

Total	434.3	349.1	44.4	3,073.2	3,901.0